Operating Lease Liabilities (Details) - Schedule of analyzed for reporting purposes - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of analyzed for reporting purposes [Abstract]
Long-term portion of operating lease liabilities	$ 2,187,674	$ 2,147,252
Current maturities of operating lease liabilities	25,336	87,103
Total	$ 2,213,010	$ 2,234,355